UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21137
Nuveen Quality Preferred Income Fund 2
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 2 (JPS)
September 30, 2007

Shares	Description (1)	Coupon	Ratings(2)	Value

	$25 Par (or similar) Preferred Securities – 84.4% (56.1% of Total Investments)

	Capital Markets – 6.4%

68,324	Bear Stearns Capital Trust III	7.800%	A2	$1,720,398
19,200	BNY Capital Trust IV, Series E	6.875%	Aa3	472,128
38,493	BNY Capital Trust V, Series F	5.950%	Aa3	878,795
399,525	Compass Capital Trust III	7.350%	A2	9,884,249
28,800	CSFB USA, Series 2002-10 (SATURNS)	7.000%	Aa1	709,632
1,301,600	Deutsche Bank Capital Funding Trust II	6.550%	Aa3	31,043,160
9,900	Goldman Sachs Capital I (CORTS)	6.000%	A1	216,810
9,500	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	208,145
4,800	Goldman Sachs Group Inc. (SATURNS)	5.750%	AA-	102,192
4,200	Goldman Sachs Group Inc., Series 2003-11 (SATURNS)	5.625%	Aa3	87,654
24,900	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	548,049
4,600	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	100,694
4,300	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A1	92,493
16,800	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	364,224
8,900	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A1	194,732
14,500	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	AA-	320,015
7,400	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%	AA-	155,696
228,000	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	5,127,720
103,600	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%	A2	2,380,728
56,200	Lehman Brothers Holdings Capital Trust V, Series M	6.000%	A2	1,219,540
197,781	Merrill Lynch Preferred Capital Trust III	7.000%	A1	4,885,191
144,200	Merrill Lynch Preferred Capital Trust IV	7.120%	A1	3,594,906
253,200	Merrill Lynch Preferred Capital Trust V	7.280%	A1	6,304,680
408,864	Morgan Stanley Capital Trust III	6.250%	A1	9,371,163
251,357	Morgan Stanley Capital Trust IV	6.250%	A1	5,710,831
9,800	Morgan Stanley Capital Trust V	5.750%	A+	209,230
500,400	Morgan Stanley Capital Trust VI	6.600%	A1	11,759,400
124,897	Morgan Stanley Capital Trust VII	6.600%	A2	2,862,639

	Total Capital Markets			100,525,094

	Commercial Banks – 12.1%

107,100	ABN AMRO Capital Fund Trust V	5.900%	A1	2,296,224
161,360	ASBC Capital I	7.625%	A3	4,017,864
3,800	BAC Capital Trust V	6.000%	Aa3	85,728
3,000	BAC Capital Trust VIII	6.000%	Aa2	67,680
141,300	BAC Capital Trust X	6.250%	Aa2	3,286,638
113,457	Banco Santander Series 144A	6.800%	Aa3	2,634,335
77,879	Banco Santander, 144A	6.500%	A	1,803,389
82,334	Banco Santander	6.410%	Aa3	1,826,991
18,600	BancorpSouth Capital Trust I	8.150%	Baa1	467,604
731,000	Banesto Holdings, Series A, 144A	10.500%	A1	22,044,255
204,700	Bank One Capital Trust VI	7.200%	Aa3	5,133,876
100,000	Barclays Bank PLC	7.100%	Aa3	2,500,000
27,412	Barclays Bank PLC, (3)	6.625%	Aa3	663,096
1,000,000	BNP Paribas	7.195%	AA-	997,651
405,600	Capital One Capital II Corporation	7.500%	Baa1	9,993,984
481,100	Citizens Funding Trust I	7.500%	Baa2	11,301,039
225,500	Cobank ABC, 144A, (3)	7.000%	A	11,079,492
374,795	HSBC Finance Corporation	6.875%	AA-	9,294,916
51,398	KeyCorp Capital Trust IX	6.750%	A3	1,209,395
2,200	KeyCorp Capital VI	6.125%	A3	48,092
60,162	KeyCorp Capital VIII	7.000%	A3	1,470,961
1,138,400	National City Capital Trust II	6.625%	A3	24,077,160
112,000	National City Capital Trust IV	8.000%	A2	2,811,760
1,800	National Westminster Bank PLC	7.760%	Aa3	45,900
289,600	PFCI Capital Corporation	7.750%	A-	7,629,164
4,100	PNC Capital Trust	6.125%	A2	92,988
94,900	Royal Bank of Scotland Group PLC	6.600%	Aa3	2,215,915
598,076	Royal Bank of Scotland Group PLC, Series N	6.350%	Aa3	13,426,806
180,000	Royal Bank of Scotland Group PLC, Series T	7.250%	Aa3	4,518,000
2,500	SunAmerica CORTS	6.700%	AA	60,975
2,100	USB Capital Trust VI	5.750%	Aa3	44,478
9,000	USB Capital Trust VII	5.875%	Aa3	194,580
522,050	USB Capital Trust XI	6.600%	Aa3	12,257,734
83,070	VNB Capital Trust I	7.750%	A3	2,084,226
9,715	Wachovia Capital Trust IX	6.375%	A1	224,125
179,416	Wachovia Trust IV	6.375%	A1	4,191,158
309,000	Wells Fargo Capital Trust V	7.000%	Aa2	7,697,190
34,481	Wells Fargo Capital Trust VII	5.850%	Aa2	782,719
578,650	Zions Capital Trust B	8.000%	BBB-	14,564,621

	Total Commercial Banks			189,142,709

	Computers & Peripherals – 0.0%

7,200	IBM Corporation, Class A (CORTS)	5.625%	A+	163,512
11,310	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	282,354
1,500	IBM Trust VI (CORTS)	6.375%	A+	36,360

	Total Computers & Peripherals			482,226

	Consumer Finance – 0.0%

12,718	SLM Corporation	6.000%	BBB+	225,745

	Diversified Financial Services – 10.5%

493,960	BAC Capital Trust XII	6.875%	Aa3	12,447,792
565,725	Citigroup Capital Trust VIII	6.950%	Aa2	13,854,605
6,100	Citigroup Capital Trust IX	6.000%	Aa2	139,507
7,400	Citigroup Capital X	6.100%	Aa2	171,162
10,300	Citigroup Capital Trust XI	6.000%	Aa2	235,149
188,975	Citigroup Capital XIV	6.875%	Aa2	4,705,478
847,588	Citigroup Capital XV	6.500%	Aa3	19,935,270
29,000	Citigroup Capital XVI	6.450%	Aa2	678,890
29,400	Citigroup Capital XVII	6.350%	Aa2	674,730
116,000	Citigroup Capital XIX	7.250%	Aa2	2,968,440
1,248,400	Deutsche Bank Capital Funding Trust VIII	6.375%	A	28,650,780
131,912	General Electric Capital Corporation	6.450%	AAA	3,376,947
11,200	General Electric Capital Corporation	6.100%	AAA	274,736
1,523,600	ING Group N.V.	7.200%	A1	37,099,660
1,445,555	ING Group N.V.	7.050%	A	34,953,520
2,700	ING Group N.V.	6.200%	A1	58,347
5,600	JPMorgan Chase Capital Trust XIV	6.200%	Aa3	129,696
166,700	Merrill Lynch Capital Trust I	6.450%	A1	3,820,764

	Total Diversified Financial Services			164,175,473

	Diversified Telecommunication Services – 0.4%

87,100	AT&T Inc.	6.375%	A	2,074,722
17,500	BellSouth Capital Funding (CORTS)	7.120%	A	376,250
43,200	BellSouth Corporation (CORTS)	7.000%	A	1,017,900
28,800	Verizon Communications (CORTS)	7.625%	A	727,200
7,700	Verizon Communications (CORTS)	7.375%	A	195,734
22,100	Verizon New England Inc., Series B	7.000%	A3	549,185

	Total Diversified Telecommunication Services			4,940,991

	Electric Utilities – 3.4%

27,400	DTE Energy Trust I	7.800%	Baa3	695,686
4,200	Entergy Arkansas Inc.	6.700%	AAA	105,294
57,650	Entergy Louisiana LLC	7.600%	A-	1,442,403
1,299,100	Entergy Mississippi Inc.	7.250%	A-	32,646,383
108,392	FPL Group Capital Inc.	6.600%	A3	2,616,583
7,700	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	174,405
25,600	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	588,288
3,400	PPL Capital Funding, Inc.	6.850%	Baa2	80,920
336,800	PPL Energy Supply LLC	7.000%	BBB	8,302,120
265,500	Virginia Power Capital Trust	7.375%	Baa2	6,661,395

	Total Electric Utilities			53,313,477

	Food Products – 0.5%

56,900	Dairy Farmers of America Inc., 144A, (3)	7.875%	BBB-	5,951,387

	Household Durables – 0.6%

489,240	Pulte Homes Inc.	7.375%	BBB-	9,784,800

	Insurance – 19.8%

1,214,900	Ace Ltd., Series C	7.800%	BBB	31,052,844
73,618	Aegon N.V.	6.875%	A-	1,757,262
2,334,600	Aegon N.V., (3)	6.375%	A-	51,944,850
20,933	AMBAC Financial Group Inc.	5.950%	AA	465,759
989,183	Arch Capital Group Limited	8.000%	BBB-	25,273,626
8,900	Arch Capital Group Limited, Series B	7.875%	BBB-	222,945
711,146	Berkley WR Corporation, Capital Trust II	6.750%	BBB-	16,633,705
479,357	Delphi Financial Group, Inc.	8.000%	BBB+	12,237,984
419,600	Delphi Financial Group, Inc.	7.376%	BBB-	9,776,680
1,702,521	EverestRe Group Limited	7.850%	Baa1	42,818,403
62,400	Financial Security Assurance Holdings	6.875%	AA	1,546,272
709,500	Financial Security Assurance Holdings	6.250%	AA	16,134,030
54,300	Lincoln National Capital Trust VI	6.750%	A-	1,308,630
13,700	Lincoln National Corporation	6.750%	A-	330,444
531,600	Markel Corporation	7.500%	BBB-	13,385,688
651,620	PartnerRe Limited, Series C	6.750%	BBB+	15,052,422
27,400	PartnerRe Limited, Series D	6.500%	BBB+	606,362
109,000	PLC Capital Trust III	7.500%	BBB+	2,705,380
455,740	PLC Capital Trust IV	7.250%	BBB+	11,243,106
22,300	PLC Capital Trust V	6.125%	BBB+	488,370
20,900,000	Progressive Corporation	6.700%	A2	20,312,376
122,700	Protective Life Corporation	7.250%	BBB	3,030,690
7,800	Prudential Financial Inc. (CORTS)	6.000%	A+	169,338
223,300	Prudential PLC	6.750%	A	5,359,200
343,300	RenaissanceRe Holdings Limited	6.600%	BBB	7,267,661
145,800	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	3,468,582
3,000	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	60,420
607,617	XL Capital Ltd, Series B	7.625%	Baa1	15,087,130

	Total Insurance			309,740,159

	IT Services – 0.0%

16,500	Vertex Industries Inc. (PPLUS)	7.625%	A	422,070

	Media – 4.9%

178,000	CBS Corporation	7.250%	BBB	4,444,660
685,300	CBS Corporation	6.750%	BBB	15,734,488
100	Comcast Corporation	7.000%	BBB+	2,520
1,369,514	Comcast Corporation	7.000%	BBB+	34,169,374
1,200	Comcast Corporation	6.625%	BBB+	28,152
931,840	Viacom Inc.	6.850%	BBB	22,215,066
3,600	Walt Disney Company (CORTS)	6.875%	A2	88,740

	Total Media			76,683,000

	Oil, Gas & Consumable Fuels – 1.4%

908,311	Nexen Inc.	7.350%	Baa3	22,707,775

	Pharmaceuticals – 0.0%

7,600	Bristol-Myers Squibb Company (CORTS)	6.250%	A+	180,728
7,500	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	183,825

	Total Pharmaceuticals			364,553

	Real Estate/Mortgage – 20.4%

40,000	AMB Property Corporation, Series O	7.000%	Baa2	954,200
201,379	AMB Property Corporation, Series P	6.850%	Baa2	4,750,531
95,400	AvalonBay Communities, Inc., Series H	8.700%	BBB	2,485,170
105,805	BRE Properties, Series C	6.750%	BBB-	2,377,438
30,335	BRE Properties, Series D	6.750%	BBB-	673,134
40,467	Developers Diversified Realty Corporation	7.500%	BBB-	971,208
639,813	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	16,200,065
187,823	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	4,517,143
298,900	Duke Realty Corporation, Series L	6.600%	BBB	6,802,964
2,200	Duke Realty Corporation, Series N	7.250%	BBB	53,790
151,846	Duke-Weeks Realty Corporation	6.950%	BBB	3,545,604
5,600	Duke-Weeks Realty Corporation	6.625%	BBB	127,008
220,650	Duke-Weeks Realty Corporation, Series B	7.990%	BBB	11,087,663
279,000	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	6,659,730
1,828,225	HRPT Properties Trust, Series B	8.750%	BBB-	46,290,657
71,980	HRPT Properties Trust, Series C	7.125%	BBB-	1,772,148
175,900	Kimco Realty Corporation, Series F	6.650%	BBB+	4,151,240
1,300	Prologis Trust, Series F	6.750%	BBB	30,264
95,328	Prologis Trust, Series G	6.750%	BBB	2,205,890
9,100	PS Business Parks, Inc.	6.700%	BBB-	197,015
774,970	PS Business Parks, Inc.	7.000%	BBB-	17,436,825
108,900	PS Business Parks, Inc., Series I	6.875%	BBB-	2,399,067
110,700	PS Business Parks, Inc., Series K	7.950%	BBB-	2,784,105
401,000	PS Business Parks, Inc., Series L	7.600%	BBB-	9,624,000
6,300	PS Business Parks, Inc., Series O	7.375%	BBB-	148,641
41,400	Public Storage, Inc.	6.750%	BBB+	939,780
4,800	Public Storage, Inc.	7.125%	BBB+	117,360
234,600	Public Storage, Inc., Series C	6.600%	BBB+	5,255,040
38,600	Public Storage, Inc., Series E	6.750%	BBB+	875,448
73,666	Public Storage, Inc., Series F	6.450%	BBB+	1,612,549
11,830	Public Storage, Inc., Series H	6.950%	BBB+	275,994
401,300	Public Storage, Inc., Series I	7.250%	BBB+	9,859,941
381,020	Public Storage, Inc., Series K	7.250%	BBB+	9,296,888
709,070	Public Storage, Inc., Series M	6.625%	BBB+	15,705,901
148,000	Public Storage, Inc., Series V	7.500%	BBB+	3,710,360
67,600	Public Storage, Inc., Series Y	6.850%	BBB+	1,694,225
166,500	Realty Income Corporation	7.375%	BBB-	4,152,510
466,397	Realty Income Corporation, Series E	6.750%	BBB-	10,960,330
325,223	Regency Centers Corporation	7.450%	BBB-	7,951,702
245,800	Regency Centers Corporation	7.250%	BBB-	5,990,146
326,041	Simon Property Group, Inc., Series G	7.890%	BBB	16,256,404
24,100	Vornado Realty Trust, Series F	6.750%	BBB-	536,466
213,940	Vornado Realty Trust, Series G	6.625%	BBB-	4,787,977
122,800	Vornado Realty Trust, Series H	6.750%	BBB-	2,758,088
220,250	Vornado Realty Trust, Series I	6.625%	BBB-	4,889,550
2,296,200	Wachovia Preferred Funding Corporation	7.250%	A2	59,793,048
158,600	Weingarten Realty Trust, Series E	6.950%	A-	3,881,735

	Total Real Estate/Mortgage			319,546,942

	Thrifts & Mortgage Finance – 2.5%

971,765	Countrywide Capital Trust IV	6.750%	BBB+	18,706,476
1,072,275	Countrywide Capital Trust V	7.000%	BBB+	20,641,294
17,700	Harris Preferred Capital Corporation, Series A	7.375%	A1	440,907

	Total Thrifts & Mortgage Finance			39,788,677

	Wireless Telecommunication Services – 1.5%

939,840	United States Cellular Corporation	8.750%	A-	23,749,757

	Total $25 Par (or similar) Preferred Securities (cost $1,380,687,060)			1,321,544,835

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings(2)	Value

	Corporate Bonds – 0.6% (0.3% of Total Investments)

	Commercial Banks – 0.6%

$5,000	Credit Agricole SA	6.637%	5/29/49	Aa3	$4,705,795
4,400	Swedbank ForengingsSparbanken AB, 144A	7.500%	9/27/49	Aa2	4,611,028

9,400	Total Commercial Banks				9,316,823

$9,400	Total Corporate Bonds (cost $9,684,036)				9,316,823

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings(2)	Value

	Capital Preferred Securities – 58.6% (39.0% of Total Investments)

	Capital Markets – 6.6%

1,465	Bank of New York Capital I, Series B	7.970%	12/31/26	Aa3	$1,523,380
5,000	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	4,938,180
13,600	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	13,398,543
21,190	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A1	23,046,456
5,050	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A-	5,260,661
17,095	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	19,191,787
10,000	Mizuho JGB Investment	9.870%	6/30/48	A1	10,265,000
3,600	MUFG Capital Finance 2	4.850%	7/25/56	BBB+	4,546,259
19,800	UBS Preferred Funding Trust I	8.622%	10/29/49	Aa2	21,518,264

	Total Capital Markets				103,688,530

	Commercial Banks – 32.5%

10,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	9,913,560
38,350	Abbey National Capital Trust I	8.963%	6/30/50	A+	46,933,842
29,000	AgFirst Farm Credit Bank	8.393%	12/15/16	A-	31,311,387
7,100	AgFirst Farm Credit Bank	7.300%	12/15/53	A-	7,000,295
6,500	Bank One Capital III	8.750%	9/01/30	Aa3	7,777,361
4,300	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Aa2	4,462,540
5,000	BanPonce Trust I, Series A	8.327%	2/01/27	A3	5,208,150
36,000	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	38,956,824
1,000	Barclays Bank PLC	7.434%	12/15/57	Aa3	1,064,591
6,900	BBVA International Perferred SA, Unipersonal	5.919%	10/18/49	Aa3	6,185,402
5,000	Capital One Capital III Corporation	7.686%	8/15/36	Baa1	4,926,820
6,920	Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	6,188,217
15,000	CBG Florida REIT Corporation	7.114%	11/15/49	Baa3	14,498,490
2,000	Corestates Capital Trust I, 144A	8.000%	12/15/26	A+	2,072,472
3,700	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	Aa3	3,973,215
11,700	Den Norske Bank, 144A	7.729%	6/29/49	Aa3	12,385,374
1,500	First Empire Capital Trust I	8.234%	2/01/27	A3	1,564,475
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	1,554,690
6,310	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	6,026,605
24,200	HBOS PLC, Series 144A	6.413%	4/01/49	A1	21,487,712
2,400	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	2,633,273
6,250	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	8,390,888
6,000	HT1 Funding, GmbH	6.352%	6/30/57	A-	8,362,545
32,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	35,086,368
8,000	KeyCorp Capital III	7.750%	7/15/29	A3	8,670,944
13,500	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	13,466,736
14,000	Mizuho Financial Group	8.375%	4/27/49	Aa3	14,586,404
14,000	Nordbanken AB, 144A	8.950%	11/29/49	Aa3	14,993,552
8,000	North Fork Capital Trust II	8.000%	12/15/27	Baa1	8,345,056
7,000	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	6,521,214
2,000	Popular North American Capital Trust I	6.564%	9/15/34	A3	1,710,820
8,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	8,439,168
17,500	Royal Bank of Scotland Group PLC	9.118%	3/31/49	Aa3	18,748,748
3,300	Royal Bank of Scotland Group PLC, Series U WI/DD	7.640%	3/31/49	Aa3	3,448,500
22,700	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	20,217,188
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A2	4,858,930
6,900	Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	6,569,945
5,000	Suntrust Capital VIII	6.100%	12/15/36	A1	4,550,350
13,600	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Aa3	14,691,250
9,000	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A1	9,842,517
1,500	Union Bank of Norway	7.068%	11/19/49	A2	2,270,276
– (4)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	26,272,500
36,700	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	Baa1	32,657,495

	Total Commercial Banks				508,826,689

	Diversified Financial Services – 3.9%

1,000	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	AA-	1,102,269
6,800	Fulton Capital Trust I	6.290%	2/01/36	A3	6,412,176
15,300	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	Aa3	15,086,458
13,400	MBNA Corporation, Capital Trust A	8.278%	12/01/26	Aa2	13,947,966
4,594	MM Community Funding Trust I Limited	8.030%	6/15/31	Aaa	5,007,642
19,300	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	19,635,820

	Total Diversified Financial Services				61,192,331

	Diversified Telecommunication Services – 2.1%

30	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	33,672,031

	Insurance – 10.2%

14,280	Ace Capital Trust II	9.700%	4/01/30	Baa1	18,590,504
28,000	American General Institutional Capital, 144A	8.125%	3/15/46	Aa3	33,200,160
12,900	AXA SA, 144A	6.463%	12/14/49	BBB+	11,939,079
10,700	AXA-UAP	8.600%	12/15/30	A-	12,769,680
9,600	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	9,883,392
1,000	Liberty Mutual Group	7.800%	3/15/37	Baa3	975,957
5,500	MetLife Inc.	6.400%	12/15/66	BBB+	5,246,417
1,200	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	1,331,520
6,400	Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	6,190,483
12,300	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	12,573,097
2,850	Prudential PLC	6.500%	6/29/49	A	2,688,439
18,100	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	17,779,232
28,900	XL Capital, Limited	6.500%	10/15/57	BBB	27,040,025

	Total Insurance				160,207,985

	Oil, Gas & Consumable Fuels – 0.7%

10,750	KN Capital Trust III	7.630%	4/15/28	B1	9,675,505

	Road & Rail – 0.8%

14,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	13,023,965

	Thrifts & Mortgage Finance – 1.8%

12,811	Countrywide Capital Trust III, Series B	8.050%	6/15/27	BBB+	11,128,595
1,300	MM Community Funding Trust I Limited	9.480%	6/15/31	Baa2	1,421,875
18,100	Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	Baa1	15,624,445

	Total Thrifts & Mortgage Finance				28,174,915

	Total Capital Preferred Securities (cost $953,807,350)				918,461,951

Shares	Description (1)	Value

	Investment Companies – 5.1% (3.4% of Total Investments)

306,317	Blackrock Preferred and Corporate Income Strategies Fund	$5,519,831
985,208	Blackrock Preferred Income Strategies Fund	17,388,920
344,171	Blackrock Preferred Opportunity Trust	7,114,014
1,217,312	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	22,179,424
291,898	Flaherty and Crumrine/Claymore Total Return Fund Inc.	5,429,303
884,701	John Hancock Preferred Income Fund III	17,835,572
90,920	John Hancock Preferred Income Fund II	2,002,968
107,237	John Hancock Preferred Income Fund	2,373,155

	Total Investment Companies (cost $87,385,912)	79,843,187

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 1.7% (1.2% of Total Investments)

$27,181	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $27,189,371, collateralized by $20,000,000 U.S. Treasury Bonds, 8.750%, due 8/15/20, value $27,725,000	3.750%	10/01/07	$27,180,877

	Total Short-Term Investments (cost $27,180,877)			27,180,877

	Total Investments (cost $2,458,745,235) – 150.4%			2,356,347,673

	Other Assets Less Liabilities – 0.7%			10,320,246

	Preferred Shares, at Liquidation Value – (51.1)%			(800,000,000)

	Net Assets Applicable to Common Shares – 100%			$1,566,667,919

Interest Rate Swaps outstanding at September 30, 2007:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Citigroup Inc.	$200,000,000	Receive	1-Month USD-LIBOR	3.375%	Monthly	11/06/07	$675,822
Citigroup Inc.	200,000,000	Receive	1-Month USD-LIBOR	3.910	Monthly	11/06/09	2,817,045

							$3,492,867

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

(4)	Principal Amount rounds to less than $1,000.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $2,464,045,578.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$22,118,736
Depreciation	(129,816,641)

Net unrealized appreciation (depreciation) of investments	$(107,697,905)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Quality Preferred Income Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.